Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Net income	$ 317,716	$ 241,553	$ 255,548
Non-cash and non-operating items:
Unrealized gain on non-designated derivative instruments (note 13)	(3,226)	(70,650)	(42,652)
Depreciation and amortization	145,728	128,459	130,810
(Gain) write-down and (gain) loss on sales of vessels (note 19)	(27,991)	54,397	0
Unrealized foreign currency exchange loss (gain) including the effect of settlement upon maturity or termination of cross currency swaps (note 13)	9,183	29,884	16,656
Amortization of deferred financing issuance costs included in interest expense	6,367	6,949	5,245
Provision for Loan, Lease, and Other Losses	(17,700)	(9,400)	2,817
Gain (Loss) on Extinguishment of Debt	(5,064)	0	0
Other Noncash Income (Expense)	9,953	6,934	6,578
Income (Loss) from Equity Method Investments, Net of Dividends or Distributions	72,296	20,664	65,277
Proceeds from Equity Method Investment, Distribution	76,710	97,768	50,122
Increase (Decrease) in Operating Capital	6	30,917	77,555
Net operating cash flow	362,664	276,777	198,858
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	190,000	367,709	669,691
Scheduled repayments of long-term debt and settlement of related swaps (note 13)	(242,925)	(110,593)	(353,141)
early repayment of long-term debt	294,951	197,836	391,543
Financing issuance costs	(4,793)	(2,200)	(9,728)
Finance Lease, Principal Payments	(122,263)	(74,987)	(71,932)
Repayments of Long-term Capital Lease Obligations	(215,064)	(122,458)	0
Payments for Repurchase of Preferred Stock and Preference Stock	(3,972)	(2,690)	0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents		5,783
Cash Acquired in Excess of Payments to Acquire Business	0	10,674	0
Proceeds from Contributions from Parent	86,180	135,306	0
Share-based Payment Arrangement, Cash Used to Settle Award	0	(5,964)	0
Payments of Ordinary Dividends	74,941	25,606	124,195
Payments of Ordinary Dividends, Noncontrolling Interest	(864)	(4,180)	(2,923)
Proceeds from Long-term Capital Lease Obligations	309,778	160,000	0
Net financing cash flow	(373,815)	127,175	(283,771)
INVESTING ACTIVITIES
Expenditures for vessels and equipment, including advances on newbuilding contracts	(147,970)	(108,024)	(41,973)
Cash Acquired from Acquisition		15,303
Payments to Acquire Businesses, Net of Cash Acquired	(3,000)	(223,137)	0
Repayment of Notes Receivable from Related Parties	0	32,266	11,000
Proceeds from sales of investment in equity-accounted joint venture and vessels (notes 7a(viii) and 19)	80,569	18,832	0
Net investing cash flow	(70,401)	(280,063)	(30,973)
(Decrease) increase in cash, cash equivalents and restricted cash	(81,552)	123,889	(115,886)
Cash, cash equivalents and restricted cash, beginning of the year	265,946	142,057	257,943
Cash, cash equivalents and restricted cash, end of the year	$ 184,394	$ 265,946	$ 142,057